Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.8%
Delaware Valley Regional Finance Authority, PA:
5.75%, 7/1/32	$4,500	$ 5,209,245
(LOC: TD Bank, N.A.), 3.80%, 3/1/52(1)	1,000	1,000,000
		$ 6,209,245
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$1,323	$ 238,218
		$ 238,218
Education — 12.2%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.014%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(3)	$1,600	$ 1,580,704
Bethlehem Redevelopment Authority, PA, (Moravian University), 4.00%, 10/1/38	65	57,621
Bucks County Industrial Development Authority, PA, (George School), 3.75%, 9/15/43	525	466,625
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,100,940
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/45	2,715	2,724,720
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	2,000	1,532,080
Northampton County General Purpose Authority, PA, (Lehigh University), (SPA: TD Bank, N.A.), 3.67%, 12/1/30(1)	900	900,000
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	3,010	2,851,734
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,500	2,379,875
Pennsylvania State University, 5.00%, 9/1/49	3,000	3,143,760
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	1,035	1,037,411
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/43	1,875	1,857,169
		$ 19,632,639
Electric Utilities — 2.8%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/47	$3,000	$ 3,046,170
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Philadelphia, PA, Gas Works Revenue: (continued)
(LOC: TD Bank, N.A.), 3.78%, 8/1/31(1)	$1,500	$ 1,500,000
		$ 4,546,170
General Obligations — 7.6%
Allegheny County, PA, 5.00%, 11/1/43	$1,690	$ 1,761,571
Bethel Park School District, PA, 5.25%, 8/1/43	2,100	2,309,265
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,202,038
Lower Merion School District, PA, 1.50%, 11/15/25	2,660	2,534,102
Lower Paxton Township, PA, 5.00%, 4/1/49	1,000	1,038,880
Pennsylvania, 4.00%, 9/1/43	2,000	1,973,640
Puerto Rico:
5.625%, 7/1/29	500	539,520
5.75%, 7/1/31	750	837,435
		$ 12,196,451
Hospital — 16.3%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
4.00%, 4/1/44	$1,750	$ 1,618,435
5.00%, 4/1/47	2,220	2,247,395
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 4.00%, 7/15/37	2,000	2,015,120
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,212,793
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	1,955,500
5.00%, 2/15/45	2,150	2,180,057
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	1,500	1,539,015
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,825,720
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,000	2,032,600
Pennsylvania Economic Development Financing Authority, (UPMC), 4.19%, (SIFMA + 0.42%), 11/15/24(3)	1,000	997,990
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 9/1/45	2,000	2,003,060
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/38	2,225	2,234,011
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group):
4.00%, 6/1/49	3,000	2,735,940
(SPA: U.S. Bank, N.A.), 3.80%, 6/1/35(4)	1,700	1,700,000
		$ 26,297,636

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 2.9%
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	$1,350	$ 932,324
Social Bonds, 4.40%, 10/1/38	1,000	1,013,200
Social Bonds, 5.00%, 10/1/50	1,100	1,118,062
Sustainability Bonds, 5.45%, 4/1/51	1,500	1,554,270
		$ 4,617,856
Industrial Development Revenue — 2.1%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 666,128
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,039,860
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(5)	1,000	757,660
		$ 3,463,648
Insured - Education — 2.4%
State Public School Building Authority, PA, (Delaware County Community College):
(BAM), 4.00%, 10/1/40	$1,000	$ 944,930
(BAM), 4.00%, 10/1/41	1,000	936,640
(BAM), 4.00%, 10/1/42	1,000	926,530
(BAM), 4.125%, 10/1/48	1,250	1,123,250
		$ 3,931,350
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,114,180
		$ 1,114,180
Insured - Escrowed/Prerefunded — 1.4%
McKeesport Area School District, PA, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$2,320	$ 2,204,510
		$ 2,204,510
Insured - General Obligations — 2.9%
Cambria County, PA, (BAM), 5.00%, 8/1/30	$1,050	$ 1,053,160
Cumberland Valley School District, PA, (AGM), 5.00%, 11/15/42	1,410	1,521,658
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	1,000	912,930
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,213,995
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	60,751
		$ 4,762,494
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 3.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$ 2,005,960
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49	3,000	3,159,960
		$ 5,165,920
Insured - Transportation — 3.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/41	$1,000	$ 1,105,130
(AGM), (AMT), 5.50%, 1/1/42	1,000	1,101,020
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	1,500	1,670,250
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,000	2,191,420
		$ 6,067,820
Insured - Water and Sewer — 6.6%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$ 1,000,500
Bucks County Water and Sewer Authority, PA, (AGM), 4.25%, 12/1/47	1,200	1,174,512
Philadelphia, PA, Water and Wastewater Revenue, (AGM), 5.00%, 9/1/43	3,500	3,807,370
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.50%, 9/1/47	4,250	4,691,447
		$ 10,673,829
Lease Revenue/Certificates of Participation — 3.8%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,113,342
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,970	3,004,155
		$ 6,117,497
Senior Living/Life Care — 2.5%
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	$815	$ 786,507
5.00%, 12/1/33	455	429,147
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,260	1,185,194
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	185,126

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	$1,000	$ 959,170
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	419,911
		$ 3,965,055
Special Tax Revenue — 5.0%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/42(5)	$1,750	$ 1,727,092
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	200	195,060
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	921,580
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	20	19,874
0.00%, 7/1/27	34	30,135
0.00%, 7/1/29	34	27,894
0.00%, 7/1/31	43	32,453
0.00%, 7/1/33	60	41,476
0.00%, 7/1/46	500	156,785
0.00%, 7/1/51	402	92,175
4.50%, 7/1/34	100	100,388
4.536%, 7/1/53	5	4,727
5.00%, 7/1/58	2,533	2,533,279
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	2,000	2,174,280
		$ 8,057,198
Transportation — 15.9%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/37	$5,000	$ 4,931,150
(AMT), 5.00%, 1/1/56	1,000	1,013,930
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	1,500	1,557,570
Pennsylvania Turnpike Commission:
3.77%, (SIFMA + 0.85%), 7/15/26 (Put Date), 7/15/41(3)	1,000	1,000,520
4.00%, 12/1/43	1,750	1,741,530
4.25%, 12/1/41	1,125	1,151,336
4.25%, 12/1/44	1,380	1,398,534
5.00%, 12/1/46	1,835	1,860,048
5.00%, 12/1/48	1,500	1,594,950
(LOC: TD Bank, N.A.), 3.80%, 12/1/39(1)	1,300	1,300,000
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	$3,955	$ 4,031,885
(AMT), 5.00%, 7/1/33	1,000	1,078,480
(AMT), 5.00%, 7/1/51	3,000	3,055,380
		$ 25,715,313
Water and Sewer — 2.3%
Clairton Municipal Authority, PA:
4.00%, 12/1/38(6)	$1,000	$ 966,200
4.375%, 12/1/42(6)	1,845	1,786,532
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	1,000	1,045,690
		$ 3,798,422
Total Tax-Exempt Municipal Obligations (identified cost $157,542,818)		$158,775,451

Taxable Municipal Obligations — 2.2%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$729	$ 131,215
		$ 131,215
General Obligations — 0.6%
Pennsylvania, 4.65%, 2/15/26(7)	$995	$ 985,348
		$ 985,348
Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,315,635
		$ 1,315,635

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.7%
Philadelphia Industrial Development Authority, PA, City Service Agreement Revenue, 3.964%, 4/15/26	$1,075	$ 1,050,533
		$ 1,050,533
Total Taxable Municipal Obligations (identified cost $4,115,278)		$ 3,482,731
Total Investments — 100.5% (identified cost $161,658,096)		$162,258,182
Other Assets, Less Liabilities — (0.5)%		$ (813,139)
Net Assets — 100.0%		$161,445,043
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $2,679,812 or 1.7% of the Fund's net assets.
(6)	When-issued security.
(7)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 20.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 13.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$158,775,451	$ —	$158,775,451
Taxable Municipal Obligations	—	3,482,731	—	3,482,731
Total Investments	$ —	$162,258,182	$ —	$162,258,182
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.